Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies
(14)	Commitments and Contingencies

(a) Operating Leases

The Company leases office space and equipment under noncancelable operating leases with various expiration dates through 2015.

Future minimum lease payments under noncancelable operating leases are as follows (dollars in thousands):

Operating leases
As of December 31, 2011
2012	$4,551
2013	3,378
2014	2,554
2015	1,354
2016	—
Thereafter	—

Total minimum lease payments	$11,837

Rent expense in 2009, 2010 and 2011 was $2.5 million, $2.3 million and $3.2 million, respectively. Rent expense in the unaudited three months ended June 30, 2011 and 2012 was $0.8 million and $1.1 million, respectively, and $1.6 million and $2.3 million for the unaudited six months ended June 30, 2011 and 2012, respectively.

(b) Legal Matters

The Company is involved from time to time in claims that arise in the normal course of its business. The Company is not presently subject to any material litigation nor, to management’s knowledge, is any litigation threatened against the Company that collectively is expected to have a material adverse effect on the Company’s cash flows, financial condition or results of operations.